Net investment in lease	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Net investments in lease	Net investment in lease:

	2023	2022
Undiscounted lease receivable	$2,706.5	$1,724.4
Unearned interest income	(1,277.7)	(816.0)
Net investment in lease	$1,428.8	$908.4

	2023	2022
Net investment in lease	$1,428.8	$908.4
Current portion of net investment in lease	(33.7)	(21.0)
Long-term portion of net investment in lease	$1,395.1	$887.4
During the year ended December 31, 2022 , the Company accepted delivery of two 12,000 TEU newbuild vessels, each of which commenced an 18-year fixed rate bareboat charter upon delivery.
During the year ended December 31, 2023, the Company accepted delivery of two 16,000 TEU and two 24,000 TEU newbuild vessels, each of which commenced an 18-year fixed rate bareboat charter upon delivery. The bareboat charters have been classified as a sales-type lease and no gain or loss was recognized on the commencement dates.
6.    Net investment in lease (continued):
At December 31, 2023, the minimum lease receivable from direct financing leases are as follows:

2024	$152.0
2025	151.6
2026	151.6
2027	151.6
2028	152.0
Thereafter	1,947.7
$2,706.5